Supplemental cash flow information (Tables)	9 Months Ended
Sep. 30, 2016
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplemental Cash Flow Information

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Interest paid	$28,326	$25,738	$83,406	$73,995
Interest received	254	6,967	4,969	9,495
Undrawn credit facility fee paid	1,025	705	2,091	2,198
Non-cash transactions:
Long-term debt for vessels under construction	—	—	—	77,625
Dividend reinvestment	1,248	1,078	3,940	37,751
Arrangement and transaction fees settled in shares	2,112	1,607	5,770	7,368
Acquisition of time charter contracts through novation from GCI (note 3(c))	—	—	16,200	—
Recognition of fair value of bareboat charters (note 3(c))	—	—	16,200	—
Acquisition of GCI Subsidiaries through settlement of loans to affiliate	—	—	107,500	—
Capital contribution through settlement of loans to affiliate	—	—	—	19,444